SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended							3 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] sqft	Dec. 31, 2013 Weld County Colorado [Member]	Dec. 31, 2012 Weld County Colorado [Member]	Sep. 07, 2012 Weld County Colorado [Member] Minimum [Member]	Sep. 07, 2012 Weld County Colorado [Member] Maximum [Member]	Sep. 07, 2012 Morgan County Colorado [Member] sqft	Dec. 31, 2012 Archer County Texas [Member] sqft	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] sqft	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] sqft	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Jan. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Members of the Board [Member]	Dec. 31, 2012 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Three Forks LLC [Member]
Significant Acquisitions [LineItems]
Number of wells				5						9
Working interest							10.12%	10.50%	76.25%	100.00%	37.50%	37.50%	37.50%	75.00%		2.00%	87.00%
Value of oil and gas property				$ 1,477,990					$ 14,000
Acres of undeveloped leaseholds				320					120	320		1,955		1,955
Acres of undeveloped leaseholds, net										290
Shares issued in acquisition				700,000
Share price				$ 2.00
Value of shares issued in acquisition				1,400,000
Liabilities assumed				91,990								281,962		281,962
Escrow				55,000	55,163	55,081
Proceeds from sale of disposal group held for sale		1,600,000	1,600,000
Gross acres															1,955
Payment to acquire property														3,869,497
(Loss) Per Share
Antidilutive shares - options, warrants, and contingent shares		6,615,559
Property and Equipment
Capitalized costs inlcuded in amortization base		5,614,987
Depreciation, depletion and amortization	449	64,589
Going Concern and Managements' Plans
Accumulated deficit	981,287	2,508,492
Current assets	620,028	518,186
Cash and cash equivalents	492,729	121,174
Current liabilities	49,110	2,929,355
Net operating loss carryforwards		$ 2,500,000
NOL Expiration date		Dec. 31, 2032